Dear Fellow Shareholders:

    We've reached the mid-point of our second fiscal year, and the picture looks brighter than it did at this time last year. You may remember that the "old economy" stocks, such as those in the Dow Jones Industrials, were in the midst of a prolonged slide in value. They were later joined by the "new economy" high-tech stocks, such as those found in the NASDAQ Composite, and a market-wide bottom occurred near the end of our fiscal year, February 29, at which time our Net Asset Value (NAV) stood at $8.81. The NAV dipped as low as $8.63, but had risen to $10.34 by August 31. The rebound of our fund has surpassed that of either the Dow or the NASDAQ, both of which have struggled to attain positive results for the year. The MP 63 Fund, by contrast, has maintained a gain of about 5% over the course of the past few months. The NAV has fluctuated between about $10.05 and $10.45 since the spring, gradually moving higher on a consistent basis.

    There are at least three major reasons for these results. One has been the recovery of traditional companies, such as AFLAC, Home Depot, and The Limited. A second factor has been a surge in the values of utilities and oil companies. The latter have benefited from a tripling of the price of oil, which had reached a 20-year low in early 1999. At the same time, the best-performing Index in 2000 has been the Dow Jones Utilities, which are up close to 40%. Both the energy-related stocks and the other "old economy" stocks...in industries such as food, insurance, banking, and consumer goods...have enjoyed increased support from traders and investors that have fled the no-earnings world of Internet stocks. A third major reason for our recent success is the effect of replacements made early in the year to both the fund and the underlying Index. We sold Hannaford Brothers and Jostens, which were being acquired, along with Kmart, New Plan Excel Realty, and Questar. These were replaced by Corning, Global Crossing, Hewlett-Packard, Medtronic, and Scientific-Atlanta. (Our Global Crossing shares originated as Frontier Corp. stock, and we added CenturyTel.) Although the new companies are more volatile, their high-tech natures add an element of growth for the long term, without the level of risk associated with Internet stocks.

    As we enter the last half of our second year, we are in position to take advantage of buying opportunities. As this is being written (early October), third-quarter earnings warnings have adversely affected the shares of stocks such as Ingersoll-Rand, Intel, Newell Rubbermaid, and Pitney Bowes, providing us with bargain prices at which to buy. At the same time, the dividends we receive are growing in size, augmenting the inflow of cash that fuels our continued buying for the long term. It's worth noting that we managed to use the small loss from selling our "old" companies to offset some of those dividends, minimizing their taxable impact on shareholders. Yet the changes only raised our turnover rate (shown in the Financial Highlights) to 6.44%, a far cry from the 100% turnover at many actively-managed funds. The Highlights also show a 17.37% annualized return for the six-month period, and a lowering of the expense ratio to just 0.95%. As promised, we're making every effort to keep costs at a minimum.

    We're encouraged by more subtle signs of recovery even in some of our poorer performers. Rite Aid, for example, has slipped to $4 per share on the heels of restating 1998 and 1999 earnings, but the company has reported a double-digit same-store sales increase for virtually every month this year. Philip Morris stock has moved from the lower $20s to the lower $30s. Avon, Bank One, and Coca-Cola have all moved higher as their prospects brighten. And the stock market's overall mood, though somewhat glum, has shifted away from high-flying Internet stocks to a more traditional stance where value matters. Investors and analysts are "remembering" that earnings and dividends, along with customer loyalty and solid balance sheets, deserve more respect...and higher share prices

   We encourage you to join us in maintaining a long-term focus and continuing to add funds on a regular basis. A discussion of performance can be found under the Financial Highlights section.


                              THE MP 63 FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                 August 31, 2000
                                   (Unaudited)

                                                                        MARKET
    SHARES                                                              VALUE
    ------                                                              -----
              COMMON STOCKS                                     99.23%

              ADVERTISING                                        1.74%
6,787         Interpublic Group Of Companies ...................        $259,603
                                                                        --------

              APPAREL                                            0.78%
5,110         VF Corporation ...................................         116,891
                                                                        --------

              AUTOMOTIVE MANUFACTURING                           3.90%
11,690        Harley-Davidson, Inc. ............................         582,308
                                                                        --------

              AUTOMOTIVE PARTS                                   0.81%
5,845         Genuine Parts Co. ................................         120,188
                                                                        --------

              BANKING                                            6.21%
4,373         Bank One Corporation .............................         154,148
8,669         BB&T Corporation .................................         234,605
8,481         Fleet Boston Financial Corporation ...............         362,033
8,425         National City Corporation ........................         176,398
                                                                        --------
                                                                         927,184
                                                                        --------

              BEVERAGES                                          1.37%
3,896         Coca-Cola Corporation ............................         205,027
                                                                        --------

              CHEMICALS                                          3.29%
4,518         E.I. DuPont de Nemours & Company .................         202,745
8,588         Engelhard, Inc. ..................................         161,025
13,292        RPM, Inc. ........................................         127,105
                                                                        --------
                                                                         490,875
                                                                        --------
              COMMUNICATIONS                                     8.65%
2,247         Centurytel, Inc. .................................          64,742
1,320         Hewlett-Packard Company ..........................         159,390
14,244        Intel Corporation ................................       1,066,519
                                                                        --------
                                                                       1,290,651
                                                                        --------
              COMMUNICATIONS EQUIPMENT                           2.68%
1,220         Corning, Inc. ....................................         400,084
                                                                        --------

              COMPUTER EQUIPMENT                                 1.48%
2,824         Scientific-Atlanta, Inc. .........................         220,095
                                                                        --------


                              THE MP 63 FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                 August 31, 2000
                                   (Unaudited)



              CONSUMER PRODUCTS                                  3.85%
6,902         Avon Products, Inc. ..............................         270,472
3,300         Johnson & Johnson ................................         303,394
                                                                        --------
                                                                         573,866
                                                                        --------
              DRUGS                                              3.60%
5,693         Abbott Laboratories ..............................         249,069
7,180         Schering-Plough Corporation ......................         288,097
                                                                        --------
                                                                         537,166
                                                                        --------

              ELECTRONIC INSTRUMENTS & CONTROLS                  0.20%
  499         Agilent Technologies, Inc.* ......................          30,096
                                                                        --------

              FINANCIAL                                          8.38%
6,514         Franklin Resources, Inc. .........................         247,532
3,432         H&R Block, Inc. ..................................         123,123
19,698        Paychex, Inc. ....................................         879,023
                                                                        --------
                                                                       1,249,678
                                                                        --------

              FOOD                                               6.02%
7,922         Conagra, Inc. ....................................         145,072
12,233        Flowers Industries, Inc. .........................         266,068
10,175        Hormel Foods Corporation .........................         157,077
8,297         Sara Lee Corporation .............................         154,532
2,362         Wrigley Company ..................................         174,936
                                                                        --------
                                                                         897,685
                                                                        --------

              INSURANCE                                          4.43%
7,178         AFLAC, Inc. ......................................         387,612
5,754         St. Paul Companies ...............................         274,034
                                                                        --------
                                                                         661,646
                                                                        --------

              MACHINERY                                          1.24%
4,056         Ingersoll-Rand Company ...........................         184,801
                                                                        --------

              MANUFACTURING                                      9.68%
14,852        Clayton Homes, Inc. ..............................         144,807
4,163         Illinois Tool Works, Inc. ........................         233,388
2,330         Minnesota Mining & Manufacturing Company .........         216,690
5,296         Newell Rubbermaid, Inc. ..........................         137,365
3,533         TRW, Inc. ........................................         161,414
9,662         Tyco International Ltd. ..........................         550,734
                                                                       ---------
                                                                       1,444,398
                                                                       ---------

              MEDICAL INSTRUMENTS                                1.53%
4,467         Medtronic, Inc. ..................................         228,934
                                                                       ---------





                              THE MP 63 FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                 August 31, 2000
                                   (Unaudited)

              METALS                                             0.98%
3,270         Phelps Dodge Corporation .........................         145,515
                                                                        --------

              OFFICE EQUIPMENT                                   2.34%
6,698         Diebold, Inc. ....................................         189,219
4,387         Pitney Bowes, Inc. ...............................         160,400
                                                                        --------
                                                                         349,619
                                                                        --------
              OIL & GAS                                          3.02%
3,184         ExxonMobil Corporation ...........................         259,894
3,699         Texaco, Inc. .....................................         190,499
                                                                        --------
                                                                         450,393
                                                                        --------
              PACKAGING                                          1.17%
5,204         Bemis Company, Inc. ..............................         174,334
                                                                        --------

              PAPER & LUMBER                                     0.83%
3,889         International Paper Company ......................         123,962
                                                                        --------

              PERSONNEL                                          0.84%
12,880        Servicemaster Company ............................         124,775
                                                                        --------

              PUBLISHING                                         1.24%
3,255         Gannett Company, Inc. ............................         184,314
                                                                        --------

              RENTAL & LEASING SERVICES                          0.83%
6,462         Ryder System, Inc. ...............................         123,990
                                                                        --------

              RESTAURANT                                         0.84%
6,620         Wendys International .............................         124,953
                                                                       ---------

              RETAIL- APPAREL                                    1.67%
12,473        The Limited, Inc. ................................         249,460
                                                                       ---------

              RETAIL-DRUGS                                       0.35%
13,200        Rite Aid Corporation* ............................          52,800
                                                                       ---------

              RETAIL-GENERAL                                     2.21%
6,852         The Home Depot, Inc. .............................         329,324
                                                                       ---------

              TELECOMMUNICATIONS                                 4.44%
6,049         Bellsouth Corporation ............................         225,703
8,176         Global Crossing Ltd.* ............................         245,791
4,590         SBC Communications, Inc. .........................         191,633
                                                                       ---------
                                                                         663,127
                                                                       ---------
              TOBACCO                                            1.25%
6,310         Philip Morris Companies, Inc. ....................         186,934
                                                                       ---------

              TRANSPORTATION                                     0.91%
3,424         Union Pacific Corporation ........................         136,104
                                                                       ---------


                              THE MP 63 FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                 August 31, 2000
                                   (Unaudited)


              UTILITY-ELECTRIC                                   3.85%
3,230         Duke Energy Corporation ..........................         241,644
7,071         Edison International .............................         146,281
6,790         Scana Corporation ................................         185,876
                                                                       ---------
                                                                         573,801
                                                                       ---------

              UTILITY-GAS                                        1.43%
4,062         National Fuel Gas Company ........................         213,001
                                                                       ---------

              UTILITY-WATER                                      1.19%
7,251         American Water Works Company, Inc. ...............         177,649
                                                                       ---------

              TOTAL COMMON STOCKS
                  (Cost $14,618,356)............................      14,805,231
                                                                      ----------



              CASH EQUIVALENTS                                   0.72%
107,884       Firstar Treasury Fund (Cost $107,884) ............         107,884
                                                                      ----------


              TOTAL INVESTMENTS
              (Cost $14,726,240)............................ 99.95%  14,913,115
              OTHER ASSETS LESS LIABILITIES.................  0.05%       8,002
                                                           ------   -----------
              TOTAL NET ASSETS..............................100.00% $14,921,117
                                                           =======  ===========


(1) Federal Tax Information:  At August 31, 2000 the net unrealized appreciation based on cost for Federal Income tax purposes of
     $14,726,240 was as follows:
         Aggregate gross unrealized appreciation for all investments
         for which there was an excess of value over cost.........   $2,281,354
         Aggregate gross unrealized depreciation for all investments
         for which there was an excess of cost over value.........   (2,094,479)
                                                                     ----------
         Net unrealized appreciation..............................     $186,875
                                                                     ==========


  * Non-income producing security



                       SEE NOTES TO FINANCIAL STATEMENTS.


                              THE MP 63 FUND, INC.
                       Statement of Assets and Liabilities
                                August 31, 2000
                                   (Unaudited)

ASSETS:
     Investments in securities, at value
      (cost $14,726,240)  (Note 2) ..................    $14,913,115
     Dividends and interest receivable ..............         28,486
     Receivable for fund shares sold ................         16,870
     Prepaid expenses ...............................         19,501
                                                         -----------
          TOTAL ASSETS ..............................     14,977,972
                                                         -----------

LIABILITIES:
     Payable for fund shares repurchased ............            119
     Accrued directors fees .........................          3,943
     Accrued expenses and other liabilities .........         52,793
                                                         -----------
         TOTAL LIABILITIES ..........................         56,855
                                                         -----------

          NET ASSETS ................................   $ 14,921,117
                                                        ============

NET ASSETS CONSIST OF:
     Capital stock, $.001 par value; 1 billion shares
        authorized; 1,442,961 shares outstanding ....   $ 14,638,466
     Undistributed net investment income ............        109,863
     Accumulated net realized loss from
       investment transactions ......................        (14,087)
     Net unrealized appreciation on investments .....        186,875
                                                         -----------

     NET ASSETS .....................................   $ 14,921,117
                                                        ============

     NET ASSET VALUE ($14,921,117/1,442,961) ........   $      10.34
                                                        ============


                       SEE NOTES TO FINANCIAL STATEMENTS.


                              THE MP 63 FUND, INC.
                             Statement of Operations
                    For the Six Months Ended August 31, 2000
                                   (Unaudited)


INVESTMENT INCOME:
     Dividends ..................................   $   137,214
     Interest ...................................         2,753
                                                    -----------
          Total investment income ...............       139,967
                                                    -----------

EXPENSES:
     Advisory fees (Note 3) .....................        24,690
     Administration fees  (Note 4) ..............        34,851
     Printing and postage expense ...............         9,654
     Registration fees ..........................         8,417
     Insurance expense ..........................         5,384
     Custody fees ...............................         5,199
     Directors fees .............................         3,210
     Other expenses .............................           748
                                                    -----------
         Total expenses .........................        92,153

     Less:  advisory fees waived and expense
                 reimbursement (Note 3) .........       (24,982)
                                                    -----------

     Net expenses ...............................        67,170
                                                    -----------

     Net  investment income .....................        72,797
                                                    -----------

NET REALIZED AND UNREALIZED LOSSES
  ON INVESTMENTS: (Note 2)
     Net realized loss on investment transactions       (23,629)
     Net change in unrealized depreciation
       on investments ...........................     2,100,931
                                                    -----------
     Net gain on investments ....................     2,077,302
                                                    -----------
     Net increase in net assets resulting
       from operations ..........................   $ 2,150,099
                                                    ===========






                       SEE NOTES TO FINANCIAL STATEMENTS.


                              THE MP 63 FUND, INC.
                       Statements of Changes in Net Assets

                                                                          For the
                                                                      Six Months Ended      For the
                                                                      August 31, 2000      Year Ended
                                                                        (Unaudited)     February 29, 2000
                                                                        -----------     -----------------
  OPERATIONS:
    Net investment income ...........................................   $     72,797    $     91,079
    Net realized gain (loss) from investment transactions ...........        (23,629)         36,549
    Net increase (decrease) in unrealized depreciation on investments      2,100,931      (1,914,056)
                                                                        ------------    ------------
    Net increase (decrease) in net assets resulting from operations .      2,150,099      (1,786,428)
                                                                        ------------    ------------

DIVIDEND AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income ...........................................              0         (54,014)
    Net realized gains on investments ...............................              0         (27,007)
                                                                        ------------    ------------
    Total dividends and distributions to shareholders ...............              0         (81,021)
                                                                        ------------    ------------
FUND SHARE TRANSACTIONS:
    Proceeds from fund shares sold ..................................      1,649,081      14,990,839
    Dividends reinvested ............................................              0          80,869
    Payments for fund shares redeemed (net of redemption fees of
       $16,988 and $17,989, respectively) ...........................     (1,251,839)       (930,483)
                                                                        ------------    ------------
    Net increase in net assets  from
        fund share transactions .....................................        397,242      14,141,225
                                                                        ------------    ------------

    Net increase in net assets ......................................      2,547,341      12,273,776

NET ASSETS:
BEGINNING OF PERIOD .................................................     12,373,776         100,000
                                                                        ------------    ------------

END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
    OF $109,862 AND $37,066, RESPECTIVELY) ..........................     14,921,117    $ 12,373,776
                                                                        ============    ============







                       SEE NOTES TO FINANCIAL STATEMENTS.


THE MP 63 FUND, INC.
FINANCIAL HIGHTLIGHTS
(For a share outstanding throughout each period)
                                                            For the
                                                       Six Months Ended             For the
                                                        August 31, 2000            Year Ended
                                                          (Unaudited)          February 29, 2000
                                                      --------------------     -------------------

Net asset value, beginning of year ..........          $        8.81            $       10.00
                                                           ----------              ----------

Income (loss) from investment operations:
      Net investment income .................                   0.05                    0.08
      Net realized and unrealized gain (loss)
        on investments ......................                   1.48                   (1.21)
                                                           ----------              ----------
      Total from investment operations ......                   1.53                   (1.13)
                                                           ----------              ----------

Less distributions:
      Dividends from net investment income ..                   0.00                   (0.04)
      Distributions from net realized gains .                   0.00                   (0.02)
                                                           ----------              ----------
      Total dividends and distributions .....                   0.00                   (0.06)
                                                           ----------              ----------

Net asset value, end of period ..............          $       10.34           $        8.81
                                                           ==========              ==========

Total return + ..............................                  17.37%                 (11.36)%

Ratios/Supplemental data

Net assets, end of year (in thousands) ......          $       14,921             $   12,374

Ratios to Average Net Assets:

Expenses (before reimbursement) .............                   1.31%*                 1.81%
Expenses (net of reimbursement) .............                   0.95%*                 1.15%
Net investment income (before reimbursement)                    0.68%*                 0.20%
Net investment income (net of reimbursement)                    1.03%*                 0.86%

Portfolio Turnover Rate .....................                   6.44%                  0.97%



* Annualized
+ Non-Annualized



                       SEE NOTES TO FINANCIAL STATEMENTS.

                              THE MP 63 FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                 AUGUST 31, 2000
                                   (Unaudited)



NOTE 1.  ORGANIZATION

         The MP 63 Fund (the "Fund"), is organized as a Maryland Corporation, incorporated on October 13, 1998, and registered as an open-end, diversified, management investment company under the Investment Company Act of 1940, as amended. The Fund's business and affairs are managed by its officers under the direction of its Board of Directors. The Fund's investment objective is to seek long-term capital appreciation for shareholders

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

         The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles.


          A. SECURITY VALUATION - Securities for which market quotations are readily available are valued at market value. Portfolio securities for which market quotations are not considered readily available are stated at fair value on the basis of valuations furnished by a pricing service approved by the Board of Directors. The pricing service determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Short-term investments held by the Fund that mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Board of Directors.

          B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

          C. FEDERAL INCOME TAXES - The Fund intends to comply with requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required.

          D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - The Fund records dividends and distributions to shareholders on the ex-dividend date. The Fund will distribute its net investment income, if any, and net realized capital gains, if any, annually.

          E. USE OF ESTIMATES - The preparation of financial statements in conformity with general accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

  NOTE 3.  INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement (the "Agreement") with The Moneypaper Advisor, Inc. ("Advisor"). Under this agreement, the Advisor provides the Fund with investment advice and supervises the Fund's management and investment programs. As compensation for the services rendered, the fund pays the Advisor a fee accrued daily and paid monthly based on a sliding scale ranging .35% of the first $75 million of average daily net assets to .10% of average net assets in excess of $1 billion.

The Advisor has voluntarily agreed to waive its advisory fee and to reimburse the Fund for expenses so that the expenses will not exceed 1.25% of average net assets. For the six months ended August 31, 2000, the advisor waived and reimbursed certain other operating expenses amounting to $24,982 pursuant to the voluntary undertaking.


  NOTE 4.  FUND ADMINISTRATOR AGREEMENT

The Fund has an administrative agreement with American Data Services, Inc. (the "Administrator"). Under this agreement, the Administrator provides the Fund with administrative, transfer agency, and fund accounting services. As compensation for the services rendered, the Fund pays the Administrator a fee accrued daily and paid monthly based on a sliding scale ranging from .35% for the first $75 million of average net assets, to .10% of average net assets in excess of $1 billion. The Fund also reimburses the Administrator for printing, postage, telepone costs and certain other out-of-pocket expenses.

  NOTE 5.  CAPITAL SHARE TRANSACTIONS

         At August 31, 2000 there were 1 billion shares authorized at $.001 par value. Transactions in capital stock were as follows:


                                    SIX MONTHS ENDED             YEAR ENDED
                                    AUGUST 31, 2000           FEBRUARY 29, 2000
                                      (UNAUDITED)
                                 -----------------------   ------------------------

  Shares sold.................... 169,259    $1,649,081    1,484,299   $14,990,839

  Shares issued for
     dividend reinvestment.......       0             0        8,260        80,869

  Shares repurchased.............(130,107)   (1,251,839)     (98,750)     (930,483)
                                ---------    ----------   ----------   -----------
                                  39,152     $  397,242    1,393,809   $14,141,225
                                =========    ==========   ==========   ===========


  NOTE 6.  INVESTMENT TRANSACTIONS

         For the six months ended August 31, 2000, purchases and sales of investment securities, excluding short-term securities, aggregated $1,752,152, and $887,140, respectively.